Quarterly Results of Operations (Unaudited) (Details) (10K) - USD ($)		3 Months Ended												9 Months Ended				12 Months Ended
		Sep. 30, 2017		Dec. 31, 2016	Sep. 30, 2016		Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Transaction fees																		$ 1
Total net revenue		$ 407,370			$ 557,551									$ 1,288,694		$ 1,627,879		2,135,046	$ 1,835,165
Total operating expenses		1,479,740			1,541,776									3,763,761		4,825,065		6,876,194	7,012,609
Income tax (benefit) expense																		0	0
Net loss		(1,696,579)			(984,549)									(3,252,501)		3,185,760		(4,728,869)	(5,698,198)
LendingClub Corp [Member]
Transaction fees		121,905,000		$ 101,568,000	100,813,000		$ 96,605,000	$ 124,508,000		$ 114,955,000	$ 100,420,000	$ 85,651,000	$ 72,482,000	327,911,000		321,926,000		423,494,000	373,508,000	$ 197,124,000
Servicing fees		20,499,000	[1]	22,951,000	18,477,000		11,603,000	20,487,000	[1]	11,941,000	8,999,000	6,479,000	5,392,000	62,795,000		53,620,000		68,009,000	32,811,000	11,534,000
Management fees				3,076,000			3,053,000			3,313,000	2,900,000	2,548,000	2,215,000					11,638,000	10,976,000	5,957,000
Other revenue (expense)		(225,000)	[1]	1,607,000	(7,158,000)		(8,870,000)	6,103,000	[1]	4,262,000	2,743,000	1,441,000	956,000	6,219,000		(10,965,000)		(1,203,000)	9,402,000	(1,203,000)
Total net operating revenue				129,202,000	112,609,000		102,391,000	151,265,000		134,471,000	115,062,000	96,119,000	81,045,000					213,412,000	426,697,000	213,412,000
Net interest income and other adjustments				1,320,000	1,947,000		1,049,000	1,029,000		1,047,000	1,214,000	798,000	187,000					5,345,000	3,246,000	(2,284,000)
Total net revenue		154,030,000		130,522,000	114,556,000		103,440,000	152,294,000		135,518,000	116,276,000	96,917,000	81,232,000	418,085,000		370,290,000		500,812,000	429,943,000	211,128,000
Sales and marketing		59,570,000		55,457,000	44,901,000		49,737,000	66,575,000		53,537,000	44,018,000	39,501,000	34,470,000	169,735,000		161,213,000		216,670,000	171,526,000	85,652,000
Origination and servicing		21,321,000		18,296,000	16,332,000		20,934,000	19,198,000		17,696,000	16,732,000	14,706,000	12,201,000	63,044,000		56,464,000		74,760,000	61,335,000	37,326,000
Engineering and product development		32,860,000		32,522,000	29,428,000		29,209,000	24,198,000		23,887,000	21,063,000	18,214,000	13,898,000	104,338,000		82,835,000		115,357,000	77,062,000	38,518,000
Other general and administrative		46,925,000		56,740,000	58,940,000		53,457,000	38,035,000		35,245,000	32,280,000	28,247,000	26,410,000	142,994,000		150,432,000		207,172,000	122,182,000	81,136,000
Goodwill impairment			[2]	0	1,650,000	[2]	35,400,000	0							[2]	37,050,000	[2]	37,050,000
Total operating expenses		160,676,000		163,015,000	151,251,000		188,737,000	148,006,000		130,365,000	114,093,000	100,668,000	86,979,000	480,111,000		487,994,000		651,009,000	432,105,000	242,632,000
Loss before income tax expense		(6,646,000)		(32,493,000)	(36,695,000)		(85,297,000)	4,288,000		5,153,000	2,183,000	(3,751,000)	(5,747,000)	(62,026,000)		(117,704,000)		(150,197,000)	(2,162,000)	(31,504,000)
Income tax (benefit) expense		13,000		(224,000)	(209,000)		(3,946,000)	151,000		584,000	1,233,000	389,000	627,000	(79,000)		(4,004,000)		(4,228,000)	2,833,000	1,390,000
Net loss		$ (6,530,000)		(32,269,000)	(36,486,000)		(81,351,000)	4,137,000		4,569,000	950,000	(4,140,000)	(6,374,000)	$ (61,828,000)		$ (113,700,000)		$ (145,969,000)	$ (4,995,000)	$ (32,894,000)
Loan Originations	[3]			$ 1,987,278,000	$ 1,972,034,000		$ 1,955,401,000	$ 2,750,033,000		$ 2,579,201,000	$ 2,235,647,000	$ 1,911,759,000	$ 1,635,090,000
Weighted-average common shares - Basic		412,778,995		395,877,053	391,453,316		382,893,402	380,266,636		378,631,340	375,982,120	372,841,945	371,959,312	406,633,850		385,037,334		387,762,072	374,872,118	75,573,742
Weighted-average common shares - Diluted		412,778,995		395,877,053	391,453,316		382,893,402	392,397,825		402,634,010	401,934,880	372,841,945	371,959,312	406,633,850		385,037,334		387,762,072	374,872,118	75,573,742
Net income (loss) per share - Basic		$ (0.02)		$ (0.08)	$ (0.09)		$ (0.21)	$ 0.01		$ 0.01	$ 0.00	$ (0.01)	$ (0.02)	$ (0.15)		$ (0.30)		$ (0.38)	$ (0.01)	$ (0.44)
Net income (loss) per share - Diluted		$ (0.02)		$ (0.08)	$ (0.09)		$ (0.21)	$ 0.01		$ 0.01	$ 0.00	$ (0.01)	$ (0.02)	$ (0.15)		$ (0.30)		$ (0.38)	$ (0.01)	$ (0.44)

[1]	Prior period amounts have been reclassified to conform to the current period presentation. See "Note 1 - Basis of Presentation" for additional information.
[2]	Prior period amounts have been reclassified to conform to the current period presentation. See “Notes to Condensed Consolidated Financial Statements – Note 1. Basis of Presentation” for additional information.
[3]	Loan originations include loans facilitated through the platform plus outstanding purchase commitments at period end.